Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenues		$ 181	$ 2,234
Cost of revenues		880	374
Gross profit (loss)		(699)	1,860
Operating expenses:
Research and development		2,843	4,118
General, administrative and marketing		2,206	2,568
Total operating loss		5,748	4,826
Financial income (expenses), net		(75)	27
Net loss for the period		$ (5,823)	$ (4,799)
Basic net loss per ordinary share (in Dollars per share)	[1]	$ (4.13)	$ (4.12)
Diluted net loss per ordinary share (in Dollars per share)	[1]	$ (4.13)	$ (4.12)
Weighted average number of ordinary shares used in computation of basic net loss per share (in Shares)	[1]	1,408,861	1,164,660
Weighted average number of ordinary shares used in computation of diluted net loss per share (in Shares)	[1]	1,408,861	1,164,660

[1]	Adjusted to reflect the reverse stock splits, see Note 6 and 8.